Commitments, Contingencies, Guarantees and Indemnifications (Details 1)	Mar. 31, 2014 USD ($)
Future minimum payment, capital leases, Equipment
Lease payment 2016	$ 1,200
Lease payment 2017	1,200
Lease payment 2018	100
Future minimum lease payments	2,500
Less imputed interest included in minimum lease payments	(400)
Present value of minimum lease payments	2,100
Less current portion	(1,000)
Non-current capital lease obligation	$ 1,100